Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
21.	Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group

Zhuhai Daren Computer Technology Company Limited (“Zhuhai Daren”)	Equity investment
Guangzhou Shanghang Information Technical Co., Ltd. (“Shanghang”)	Significant influence exercised by the Chairman as key shareholder
Zhuhai Lequ Technology Co., Ltd. (“Zhuhai Lequ”)	Equity investment
Xiaomi Corporation (“Xiaomi”)	Significant influence exercised by the Chairman as a Chairman

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Online game revenue sharing from Zhuhai Daren	1,683	4,451	7,547
Membership subscription fee revenue from Xiaomi	—	—	227
Bandwidth service provided by Shang hang	1,760	21,985	11,776
Interest-free loan to Zhuhai Daren	1,500	500	—
Repayment of interest-free loan from Zhuhai Daren	—	—	2,000
Interest-free loan to Zhuhai Lequ	—	—	1,200
Repayment of interest-free loan from Zhuhai Lequ	—	—	500
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	—	—	1,000
Disposal of an equity investment to Xiaomi	—	—	2,000

As of December 31, 2011 and 2012, the amounts due from/to related parties were as follows:

	December 31,
	2011	2012
	RMB	RMB
Amount due from a related party
Other receivables from Zhuhai Daren	2,000	—
Other receivables from Zhuhai Lequ	—	1,073

Total	2,000	1,073

Amounts due to related parties
Account payables to Zhuhai Daren	793	2,362
Other payables to Shanghang	77	242

Total	870	2,604

The other receivables/payables from/to related parties are unsecured, interest-free and payable on demand.